Financial Risk Management (Details 1) - INR (₨) ₨ in Thousands		Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial risk management [Line Items]
Trade receivables	[1]	₨ 11,345,542	₨ 10,784,668
Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		11,345,542	10,784,668
More than 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		473,202	812,017
Less than 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		₨ 10,872,340	₨ 9,972,651

[1]	Trade receivables as of March 31, 2023 and March 31, 2022 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34.